                                                              September 16, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      Prudential's Discovery Plus Variable Annuity
                  File No. 033-25434

                  Prudential's Variable Investment Plan Variable Annuity
                  File No. 002-80897

Dear Commissioners:

          This filing is being made to reflect that, with respect to each of the above-referenced products,  The Prudential Insurance
Company of America has  transmitted to the contractholders of the above-referenced variable annuities the semi-annual report of the applicable underlying fund, for the period ended June 30, 2009, meeting our obligations under Rule 30b2-1.

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                         Sincerely,

                                                         C. Christopher Sprague
                                                         /s/ C. Christopher Sprague
                                                         Vice President, Corporate Counsel